Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents (Note 3)	$ 9,253	$ 12,979
Short-term investments (Note 4)	32	31
Other receivables and prepaid expenses	438	428
Total Current Assets	9,723	13,438
Restricted cash (Note 6)	2,075	2,075
Property, plant and equipment (Note 7)	620	654
Exploration and evaluation assets (Note 8)	5,428	5,398
Total Assets	17,846	21,565
Current
Accounts payable	635	1,258
Accrued and other liabilities	761	389
Total Current Liabilities	1,396	1,647
Loan payable (Note 9)	0	12,417
Decommissioning provision (Note 10)	1,904	1,834
Total Liabilities	3,300	15,898
SHAREHOLDERS' EQUITY
Share capital (Note 11)	134,536	114,618
Reserves (Note 12)	17,295	16,715
Deficit	(137,285)	(125,666)
Total Shareholders' Equity	14,546	5,667
Total Liabilities and Shareholders' Equity	$ 17,846	$ 21,565